LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 3.2%
Cable & Satellite - 3.2%
Liberty Global plc - Series C (a)	564,424	$ 13,715,503

Consumer Discretionary - 15.5%
Apparel & Textile Products - 2.0%
Hanesbrands, Inc.	486,191	8,600,719

Automotive - 0.9%
Adient plc (a)	100,007	3,708,260

E-Commerce Discretionary - 4.4%
eBay, Inc.	327,233	18,462,486

Home & Office Products - 3.8%
Whirlpool Corporation	83,879	15,943,720

Retail - Discretionary - 4.4%
Lithia Motors, Inc. - Class A	31,197	11,666,118
Qurate Retail, Inc. - Series A	572,009	7,104,352
		18,770,470
Energy - 2.7%
Oil & Gas Producers - 2.7%
Suncor Energy, Inc.	574,600	11,411,556

Financials - 18.8%
Asset Management - 6.9%
Affiliated Managers Group, Inc.	66,939	9,369,452
Ameriprise Financial, Inc.	88,131	19,498,102
		28,867,554
Insurance - 5.9%
Assurant, Inc.	79,862	9,840,596
Lincoln National Corporation	263,688	14,995,936
		24,836,532
Specialty Finance - 6.0%
AerCap Holdings N.V. (a)	228,312	11,000,072
Air Lease Corporation	162,644	7,458,854
Alliance Data Systems Corporation	71,497	6,899,461
		25,358,387
Health Care - 8.0%
Health Care Facilities & Services - 8.0%
Centene Corporation (a)	257,062	15,048,410
HCA Healthcare, Inc.	107,815	18,547,414
		33,595,824

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Industrials - 13.9%
Engineering & Construction - 3.7%
Quanta Services, Inc.	186,561	$ 15,643,140

Industrial Support Services - 6.1%
United Rentals, Inc. (a)	85,873	25,536,913

Transportation & Logistics - 4.1%
XPO Logistics, Inc. (a)	149,924	17,481,138

Materials - 9.4%
Chemicals - 2.5%
Univar Solutions, Inc. (a)	255,005	5,077,149
W.R. Grace & Company	89,384	5,296,896
		10,374,045
Containers & Packaging - 6.9%
Berry Global Group, Inc. (a)	189,260	10,485,004
Crown Holdings, Inc. (a)	166,723	15,932,050
O-I Glass, Inc. (a)	232,237	2,712,528
		29,129,582
Technology - 23.6%
Semiconductors - 4.7%
Broadcom, Inc.	42,040	19,753,335

Software - 2.0%
Concentrix Corporation (a)	68,528	8,463,893

Technology Hardware - 16.9%
Arrow Electronics, Inc. (a)	106,962	10,724,010
CommScope Holding Company, Inc. (a)	236,253	3,446,931
Dell Technologies, Inc. - Class C (a)	257,504	20,875,849
Flex Ltd. (a)	672,700	12,236,413
SYNNEX Corporation	68,559	6,112,721
Western Digital Corporation	256,604	17,585,072
		70,980,996
Utilities - 2.6%
Electric Utilities - 2.6%
NRG Energy, Inc.	299,035	10,917,768

Total Common Stocks (Cost $269,787,004)		$ 411,551,821

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.8%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $7,561,033)	7,561,033	$ 7,561,033

Investments at Value - 99.5% (Cost $277,348,037)		$ 419,112,854

Other Assets in Excess of Liabilities - 0.5%		1,962,671

Net Assets - 100.0%		$ 421,075,525

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to Schedules of Investments.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Australia - 0.9%
Redbubble Ltd. (a) (b)	4,182	$ 16,388

Canada - 17.2%
Element Fleet Management Corporation	5,693	55,820
Fairfax Financial Holdings Ltd.	157	63,945
Linamar Corporation	794	44,359
Suncor Energy, Inc.	2,941	58,389
TFI International, Inc.	1,068	74,586
		297,099
Denmark - 2.3%
ISS A/S (a) (b)	2,194	39,362

Finland - 2.4%
Konecranes OYJ (b)	944	41,991

France - 12.6%
Atos SE (a) (b)	791	61,862
Bollore S.A. (b)	16,962	81,356
Elis S.A. (a) (b)	1,840	31,764
SPIE S.A. (a) (b)	1,908	43,014
		217,996
Germany - 1.7%
Software AG (b)	678	30,145

Hong Kong - 3.3%
CK Hutchison Holdings Ltd. (b)	7,500	56,597

Isle of Man - 5.4%
Entain plc (b)	4,754	94,032

Japan - 28.1%
Air Water, Inc. (b)	2,400	39,612
Hitachi Ltd. (b)	1,600	73,803
ITOCHU Corporation (b)	2,500	74,677
Kinden Corporation (b)	1,400	22,945
Kyudenko Corporation (b)	600	19,857
Nintendo Company Ltd. - ADR	1,036	79,897
SK Kaken Company Ltd. (b)	100	36,312
Sony Corporation (b)	700	73,927
Suzuki Motor Corporation (b)	1,500	65,436
		486,466
Netherlands - 8.1%
AerCap Holdings N.V. (a)	1,283	61,815
Exor N.V. (b)	968	77,641
		139,456

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Spain - 3.1%
Grupo Catalana Occidente S.A. (b)	1,421	$ 53,076

Sweden - 2.5%
Intrum AB (b)	1,559	43,409

United Kingdom - 11.0%
Ashtead Group plc (b)	1,910	103,755
Babcock International Group plc (a) (b)	6,175	22,367
Liberty Global plc - Series C (a)	2,659	64,614
		190,736

Total Common Stocks (Cost $1,425,118)		$ 1,706,753

Money Market Funds - 4.1%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $70,551)	70,551	$ 70,551

Investments at Value - 102.7% (Cost $1,495,669)		$ 1,777,304

Liabilities in Excess of Other Assets - (2.7%)		(45,813)

Net Assets - 100.0%		$ 1,731,491

AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
A/S	- Aktieselskab
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
(a)	Non-income producing security.
(b)	Level 2 security. (Note 2).
(c)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to Schedules of Investments.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2021 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 8.4%
Cable & Satellite	3.7%
Entertainment Content	4.7%
Consumer Discretionary - 11.8%
Automotive	6.4%
Leisure Facilities & Services	5.4%
Consumer Staples - 8.5%
Retail - Consumer Staples	4.2%
Wholesale - Consumer Staples	4.3%
Energy - 3.4%
Oil & Gas Producers	3.4%
Financials - 17.3%
Asset Management	4.5%
Insurance	6.7%
Specialty Finance	6.1%
Industrials - 30.6%
Commercial Support Services	4.1%
Diversified Industrials	4.3%
Engineering & Construction	5.0%
Industrial Support Services	9.2%
Machinery	2.4%
Transportation & Logistics	5.6%
Materials - 4.4%
Chemicals	4.4%
Technology - 14.2%
Software	1.7%
Technology Hardware	8.9%
Technology Services	3.6%
98.6%

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2021 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) each values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of February 28, 2021:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$ 411,551,821	$ -	$ -	$ 411,551,821
Money Market Funds	7,561,033	-	-	7,561,033
Total	$ 419,112,854	$ -	$ -	$ 419,112,854

Lyrical International Value Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$ 1,203,328	$ 503,425	$ -	$ 1,706,753
Money Market Funds	70,551	-	-	70,551
Total	$ 1,273,879	$ 503,425	$ -	$ 1,777,304

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended February 28, 2021.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

LYRICAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2021:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund

Tax cost of portfolio investments	$ 303,238,054	$ 1,504,227

Gross unrealized appreciation	$ 131,133,316	$ 319,581
Gross unrealized depreciation	(15,258,516)	(46,504)
Net unrealized appreciation	$ 115,874,800	$ 273,077

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector and Country Risks

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2021, Lyrical International Value Equity Fund had 30.6% of the value of its net assets invested in stocks within the Industrials sector.

As of February 28, 2021, Lyrical International Value Equity Fund had 28.5% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.